RELATED PARTY TRANSACTIONS - Forward Purchase Agreement (Details) - $ / shares	6 Months Ended	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Apr. 28, 2020
RELATED PARTY TRANSACTIONS
Exercise price of Forward Purchase Warrants (in dollars per share)			$ 11.50
Forward Purchase Agreement with a member of the Sponsor
RELATED PARTY TRANSACTIONS
Units agreed to be purchased, authorized amount	200,000,000	200,000,000
Purchase price per unit (in dollars per share)	$ 10.00	$ 10.00
Forward Purchase Agreement with a member of the Sponsor | Class A ordinary shares
RELATED PARTY TRANSACTIONS
Number of Forward Purchase Shares that each unit consists (in shares)	1	1
Number of shares called by each Forward Purchase Warrant (in shares)	1	1
Exercise price of Forward Purchase Warrants (in dollars per share)	$ 11.50	$ 11.50
Forward Purchase Agreement with a member of the Sponsor | Warrants
RELATED PARTY TRANSACTIONS
Number of Forward Purchase Warrants that each unit consists (in shares)	0.25	0.25